Annual Operating Expenses - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.74%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	1.01%

[1]	AThe management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.